ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

AS OF JUNE 30, 2021 (Unaudited)

Marketable Securities (28.17%)	Type of Investment	Units / Shares	Cost	Fair Value
Exchange-Traded Fund (3.28%)
iShares MSCI ACWI ETF	Exchange-traded Fund	48,552	$4,095,571	$4,912,977
Total Exchange-Traded Fund			4,095,571	4,912,977

Mutual Funds (24.89%)
American Funds New Perspective Fund F-3	Mutual fund	288,743	11,647,346	19,342,862
DFA Global Equity Portfolio I	Mutual fund	500,717	10,617,625	15,817,649
Nuveen Short Duration High Yield Municipal Bond Fund I	Mutual fund	195,736	1,963,241	2,076,759
Total Mutual Funds			24,228,212	37,237,270
Total Marketable Securities			28,323,783	42,150,247

Portfolio Funds a b (72.85%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
Membership Interests (12.03%)
D. E. Shaw All Country Global Alpha Extension Fund, LLC	Long/Short		$10,000,000	$13,932,733	7/1/2018
New Mountain Investments III, LLC	Buyout		218,386	4,058,770	12/19/2007
Total Membership Interests			10,218,386	17,991,503

Partnership Interests (60.82%)
Accolade Partners VII-C, L.P.	Private Equity		562,500	551,695	12/7/2020
Adams Street Partnership Fund, L.P.	Multi-Strategy		1,675,696	3,807,409	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short		5,000,000	5,737,275	4/1/2020
Black River Capital Partners Fund (Food) L.P.	Private Equity		4,462,399	5,370,658	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity		908,133	1,116,090	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital		2,449,736	10,911,758	2/16/2012
Centerbridge Special Credit Partners	Private Credit		-	112,487	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short		5,000,000	9,222,967	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity		1,424,075	194,963	7/1/2011
Goldman Sachs Vintage Fund V, L.P.	Buyout		2,093,069	315,910	8/20/2008
Kayne Anderson Energy Fund V (QP), L.P.	Private Equity		3,284,899	1,509,298	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit		1,669,500	2,637,516	2/4/2016
Oaktree Opportunities Fund Xb, L.P.	Private Credit		6,000,000	7,718,429	6/18/2018
RA Capital Heathcare Fund, L.P.	Long/Short		5,000,000	8,086,667	2/1/2019
Renaissance Institutional Diversified Global Equities Onshore L.P.	Long/Short		10,409,049	7,829,857	7/1/2018
Revolution Ventures II, L.P.	Venture Capital		2,985,807	4,505,551	10/24/2013
The Children's Investment Fund L.P.	Long/Short		5,000,000	9,521,000	11/1/2017
Two Sigma China Core Equity Fund, L.P.	Hedge Fund		1,000,000	1,085,434	5/1/2021
Viking Global Opportunities L.P.	Long/Short		10,000,000	10,750,123	1/1/2021
Total Partnership Interests			68,924,863	90,985,087
Total Portfolio Funds			79,143,249	108,976,590

Total Investments (101.02%)			$107,467,032	$151,126,837

Liabilities in excess of other assets (-1.02%)				(1,531,283)

Partners' Capital (100.00%)				$149,595,554

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
[b]	Non-income producing security.

All investments are in the United States of America, except Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.